Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Profit after taxation for the year	£ 4,046	£ 2,169	£ 1,062
Adjustments reconciling profit after tax to operating cash flows	5,701	6,089	7,044
Cash generated from operations	9,747	8,258	8,106
Taxation paid	(1,326)	(1,340)	(1,609)
Net cash inflow from operating activities	8,421	6,918	6,497
Cash flow from investing activities
Purchase of property, plant and equipment	(1,344)	(1,545)	(1,543)
Proceeds from sale of property, plant and equipment	168	281	98
Purchase of intangible assets	(452)	(657)	(809)
Proceeds from sale of intangible assets	256	48	283
Purchase of equity investments	(309)	(80)	(96)
Proceeds from sale of equity investments	151	64	683
Contingent consideration paid	(153)	(91)	(73)
Purchase of businesses, net of cash acquired	0		17
Disposal of businesses	26	282	72
Investments in associates and joint ventures	(10)	(15)	(11)
Proceeds from disposal of interests in associates	3	196
Decrease in liquid investments	0	4
Interest received	72	64	68
Dividends from associates, joint ventures and equity investments	39	6	42
Cash inflow	(1,553)	(1,443)	(1,269)
Cash flow from financing activities
Shares acquired by ESOP Trusts	0	(65)	(74)
Issue of share capital	74	56	89
Purchase of non-controlling interests	(9,320)	(29)
Increase in long-term loans	10,138	2,233
Repayment of short-term Notes	(2,067)	(2,636)	(865)
Increase in/(repayment of) other short-term loans	81	(564)	1,013
Net repayment of obligations under finance leases	(28)	(23)	(18)
Interest paid	(766)	(781)	(732)
Dividends paid to shareholders	(3,927)	(3,906)	(4,850)
Distributions to non-controlling interests	(570)	(779)	(534)
Contributions from non-controlling interests	21	21
Other financing cash flows	(25)	93	(421)
Net cash outflow from financing activities	(6,389)	(6,380)	(6,392)
Increase/(decrease) in cash and bank overdrafts	479	(905)	(1,164)
Cash and bank overdrafts at beginning of year	3,600	4,605	5,486
Exchange adjustments	8	(100)	283
Increase/(decrease) in cash and bank overdrafts	479	(905)	(1,164)
Cash and bank overdrafts at end of year	4,087	3,600	4,605
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	3,874	3,833	4,897
Cash and cash equivalents reported in assets held for sale	485
Cash and cash equivalents after assets held for sale reported	4,359	3,833	4,897
Overdrafts	(272)	(233)	(292)
Cash and bank overdrafts at end of year	£ 4,087	£ 3,600	£ 4,605